Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance, beginning of year	$ 13,322	$ 12,016	$ 9,312
Additions based on tax positions related to current year	2,501	2,534	1,734
Additions for tax positions of prior years	34	637	1,051
Additions related to acquired subsidiaries	1,387		982
Impact of changes in exchange rate		130	265
Settlement with tax authorities	(1,087)	(1,070)	(46)
Reductions for tax positions of prior years		(214)	(13)
Reductions due to the lapse of statutes of limitation	(2,774)	(711)	(1,269)
Balance, end of year	$ 13,383	$ 13,322	$ 12,016